Notes to the Consolidated Statement of Cash Flows - Summary of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Convertible Redeemable Preferred Shares
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Changes from financing cash flows		$ 160,450
Fair value loss of the Series A Preferred Shares		79,984
Conversion to ordinary shares		(240,434)
Other Payables to Related Parties
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		4
Changes from financing cash flows		(4)
Lease Liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 3,373	6,085
Decrease of lease liabilities		(924)
Changes from financing cash flows	(550)	(1,723)
Interest expense	73	105
Interest paid classified as operating cash flows	(73)	(105)
Foreign exchange movement	(24)	(5)
Ending balance	$ 2,799	$ 3,433